Segment and Geographical Data (Schedule of Segment Reporting Information by Business Segment) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended														12 Months Ended
	Dec. 27, 2013		Sep. 27, 2013		Jun. 28, 2013		Mar. 29, 2013	Dec. 28, 2012		Sep. 28, 2012		Jun. 29, 2012	Mar. 30, 2012	Dec. 30, 2011	Sep. 27, 2013		Sep. 28, 2012		Sep. 30, 2011
Segment Reporting Information [Line Items]
Net sales	$ 540.2		$ 545.2		$ 570.0	[1]	$ 585.3	$ 504.0		$ 513.1		$ 516.3	$ 523.1	$ 503.7	$ 2,204.5		$ 2,056.2		$ 2,021.8
Operating income	73.1							36.8							144.8		235.2		240.7
Intangible asset amortization	(8.8)							(8.9)							(35.4)		(27.3)		(27.0)
Restructuring and related charges, net	(8.1)							(1.0)							(35.8)		(19.2)		(10.0)
Separation costs	(2.2)							(12.0)							(74.2)		(25.5)		(2.9)
Assets	3,569.4		3,556.6							2,898.9					3,556.6		2,898.9
Depreciation and amortization	35.1							33.7							139.6	[2]	130.9	[2]	119.8	[2]
Restructuring and related costs, accelerated depreciation	0.1							0.8							2.6		8.0		1.6
Specialty Pharmaceuticals
Segment Reporting Information [Line Items]
Restructuring and related charges, net	0							(0.7)							(16.4)		(11.3)		(6.5)
Global Medical Imaging
Segment Reporting Information [Line Items]
Restructuring and related charges, net	(8.1)							(0.3)							(16.4)		(7.9)		(3.8)
Operating Segments
Segment Reporting Information [Line Items]
Net sales	528.1	[3]						489.9	[3]						2,153.3	[4]	2,002.0	[4]	1,969.4	[4]
Operating income	117.4							84.1							424.0		377.1		353.9
Operating Segments | Specialty Pharmaceuticals
Segment Reporting Information [Line Items]
Net sales	309.5							260.2							1,217.6		1,005.2		909.4
Operating income	113.0							35.0							311.7		162.8		121.5
Assets			1,666.6							1,571.6					1,666.6		1,571.6
Depreciation and amortization															97.6	[2]	88.7	[2]	77.5	[2]
Operating Segments | Global Medical Imaging
Segment Reporting Information [Line Items]
Net sales	218.6							229.7							935.7		996.8		1,060.0
Operating income	4.4							49.1							112.3		214.3		232.4
Assets			1,158.6							1,085.7					1,158.6		1,085.7
Depreciation and amortization															42.0	[2]	42.2	[2]	42.3	[2]
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Net sales	12.1	[5]						14.1	[5]						51.2	[6]	54.2	[6]	52.4	[6]
Corporate and allocated expenses	(25.2)	[7]						(25.4)	[7]						(133.8)	[7]	(69.9)	[7]	(73.3)	[7]
Intangible asset amortization	(8.8)							(8.9)							(35.4)		(27.3)		(27.0)
Restructuring and related charges, net	(8.1)	[8]						(1.0)	[8]						(35.8)	[9]	(19.2)	[9]	(10.0)	[9]
Separation costs	(2.2)							(12.0)							(74.2)		(25.5)		(2.9)
Assets			731.4	[10]						241.6	[10]				731.4	[10]	241.6	[10]
Intersegment Eliminations
Segment Reporting Information [Line Items]
Net sales															$ 0		$ 0		$ 0

[1]	Operations in the third quarter of fiscal 2013 were impacted by the Separation.
[2]	Depreciation for certain shared facilities is allocated based on occupancy percentage.
[3]	Amounts represent sales to external customers.
[4]	Amounts represent sales to external customers. There were no intersegment sales.
[5]	Represents products that were sold to Covidien, our former parent company, which is discussed in Note 14.
[6]	Represents products that were sold to Covidien, which is discussed in Note 16.
[7]	Includes administration expenses and certain compensation, environmental and other costs not charged to the Company's operating segments.
[8]	Includes restructuring-related accelerated depreciation of $0.1 million and $0.8 million for the three months ended December 27, 2013 and December 28, 2012, respectively.
[9]	Includes restructuring-related accelerated depreciation of $2.6 million, $8.0 million and $1.6 million for fiscal 2013, 2012 and 2011, respectively.
[10]	Consists of assets used in managing the Company's total business and not allocated to any one segment.